Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense [Abstract]
Domestic (Israel)
Foreign	6	16	20
Total current income tax expense	$ 6	$ 16	$ 20